Stockholders' Equity - Equitybased Compensation (Details) - 2019 Incentive Plan	1 Months Ended
Jun. 30, 2019 USD ($)
Equitybased Compensation
Vesting period	1 year
Grant date fair value	$ 4,511,120
Tranche 1
Equitybased Compensation
Vesting percentage	50.00%
Tranche 2
Equitybased Compensation
Vesting percentage	50.00%